EQ ADVISORS TRUSTSM

EQ/Large Cap Growth Managed Volatility Portfolio

EQ/T. Rowe Price Health Sciences Portfolio

SUPPLEMENT DATED MARCH 31, 2025 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2024, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of EQ Advisors Trust (“Trust”) dated May 1, 2024, as supplemented. You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may view, print, and download these documents, free of charge, at the Trust’s website at https://equitable-funds.com.

The purpose of this Supplement is to provide you with information regarding changes to the portfolio managers for the EQ/Large Cap Growth Managed Volatility Portfolio and the EQ/T. Rowe Price Health Sciences Portfolio:

Effective March 31, 2025, Brandon Ladoff of Polen Capital Management, LLC no longer serves as a member of the team that is responsible for the securities selection, research and trading for a portion of the Active Allocated Portion of the EQ/Large Cap Growth Managed Volatility Portfolio. All references to Brandon Ladoff in the Summary Prospectus, Prospectus and SAI are deleted in their entirety.

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Effective March 31, 2025, the section of the SAI entitled “Appendix B — EQ Advisors Trust — Portfolio Manager Information – T. Rowe Price Associates, Inc.” is amended to include the following information:

T. Rowe Price Associates, Inc. (“T. Rowe Price” or “Sub-Adviser”)

Portfolio Manager	Presented below for each portfolio manager is the number of other accounts managed by the portfolio manager and the total assets in the accounts managed within each category as of February 28, 2025						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

EQ/T. Rowe Price Health Sciences Portfolio
Jason Nogueira	7	$37.93B	40	$53.03B	8	$10.57B	0	N/A	0	N/A	0	N/A

Ownership of Shares of the Portfolio as of February 28, 2025

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000

EQ/T. Rowe Price Health Sciences Portfolio
Jason Nogueira	X